Schedule of share capital (Details) - USD ($)	11 Months Ended	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Total Issued Share Capital	$ 1	$ 1
Issued and fully paid, ordinary shares	1
Issued and fully paid, amount	$ 1
Total Issued Share Capital	$ 1	$ 1
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Issued and fully paid, ordinary shares		58,041,998	46,698,702
Issued and fully paid, ordinary shares amount		$ 13,531,607	$ 11,127,521
Issuance of shares during the financial year, shares		1	140,040
Issuance of shares during the financial year			$ 2,404,086
Subdivision of shares during the financial year, shares			11,203,256
Subdivision of shares during the financial year, value
Adjustment on acquisition of subsidiaries shares		(58,041,998)
Adjustment on acquisition of subsidiaries shares		58,041,998
Adjustment on acquisition of subsidiaries value		$ (13,531,607)
Adjustment on acquisition of subsidiaries value		$ 13,531,607
Issuance of shares pursuant to investment of combining entities shares		58,041,990
Issuance of shares pursuant to investment of combining entities value		$ 580
Issued and fully paid, ordinary shares	58,041,991	58,041,991	58,041,998
Total Issued Share Capital	$ 580	$ 580	$ 13,531,607
Total Issued Share Capital	580	580	13,531,607	$ 11,127,521
Cilo Cybin Holdings Limited [member]
IfrsStatementLineItems [Line Items]
Issued and fully paid, ordinary shares amount		52,177,041	10,000
Issuance of shares during the financial year		1,261,480	2,500,000
Total Issued Share Capital	58,017,352	58,017,352	52,177,041
Authorised Share capital 2,000,000,000 no par value Ordinary Shares no-par value
63,916,115 Ordinary Shares no-par value	61,778,832	61,778,832	54,677,041	10,000
Share issue costs	(376,480)	(376,480)	(2,500,000)
Total Issued Share Capital	58,017,352	58,017,352	52,177,041	$ 10,000
Authorised Share capital 2,000,000,000 no par value Ordinary Shares no-par value 60,000,000 no par value Class A Ordinary Share
Issued Share capital 71,017,906 (2024: 63,916,115) Ordinary Shares no-par value	61,778,832	61,778,832	54,677,041
Share issue costs	$ (376,480)	$ (376,480)	$ (2,500,000)
Balance at beginning of the year		63,916,115	100,000,000
Share buy back			(96,449,105)
Issued during the year		7,101,791	60,365,220
Balance at end of year	71,017,906	71,017,906	63,916,115